GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 148.9	$ 97.4	$ 119.9
Trade and other receivables	38.6	36.6
Inventories	163.5	254.1
Other financial assets	13.2	14.4
Other assets	119.4	149.9
Assets held for sale	355.8	0.0
Intercompany receivables	0.0	0.0
Current assets	839.4	552.4
Non-current assets:
Property, plant and equipment	7,259.7	7,566.3
Investment in associates	0.0	0.0
Other financial assets	26.1	36.1
Deferred income tax assets	97.8	116.7
Goodwill and intangibles	449.5	481.0
Other assets	90.8	49.2
Intercompany receivables	0.0	0.0
Total assets	8,763.3	8,801.7
Current liabilities:
Trade and other payables	345.4	340.0
Income taxes payable	91.8	4.8
Other financial liabilities	203.1	74.5
Other provisions and liabilities	56.7	55.8
Liabilities relating to assets held for sale (Note 6(a))	83.7	0.0
Intercompany payables	0.0	0.0
Current liabilities	780.7	475.1
Non-current liabilities:
Long-term debt	1,747.7	1,573.8
Decommissioning, restoration and similar liabilities	258.2	222.2
Deferred tax liabilities	1,147.1	1,511.4
Other financial liabilities	85.7	76.9
Other provisions and liabilities	296.6	362.3
Intercompany payables	0.0	0.0
Total liabilities	4,316.0	4,221.7
Equity
Equity attributable to Yamana Gold Inc. shareholders	4,313.4	4,512.2
Non-controlling interest	133.9	67.8
Total equity	4,447.3	4,580.0	4,864.6
Total liabilities and equity	8,763.3	8,801.7
Reportable Legal Entities | Yamana Gold Inc. (parent)
Current assets:
Cash and cash equivalents	98.2	35.1	65.9
Trade and other receivables	24.4	31.7
Inventories	11.8	10.5
Other financial assets	2.6	4.5
Other assets	3.1	3.9
Assets held for sale	0.0	0.0
Intercompany receivables	0.0	(14.7)
Current assets	140.1	71.0
Non-current assets:
Property, plant and equipment	24.4	23.1
Investment in associates	4,554.3	4,800.7
Other financial assets	17.3	29.5
Deferred income tax assets	73.0	45.5
Goodwill and intangibles	34.8	38.0
Other assets	0.0	0.0
Intercompany receivables	1,486.4	1,318.9
Total assets	6,330.3	6,326.7
Current liabilities:
Trade and other payables	49.7	42.4
Income taxes payable	0.0	0.0
Other financial liabilities	121.4	0.0
Other provisions and liabilities	1.0	0.0
Liabilities relating to assets held for sale (Note 6(a))	0.0	0.0
Intercompany payables	145.1	170.7
Current liabilities	317.2	213.1
Non-current liabilities:
Long-term debt	1,673.2	1,572.2
Decommissioning, restoration and similar liabilities	0.0	0.0
Deferred tax liabilities	5.5	12.3
Other financial liabilities	21.0	16.9
Other provisions and liabilities	0.0	0.0
Intercompany payables	0.0	0.0
Total liabilities	2,016.9	1,814.5
Equity
Equity attributable to Yamana Gold Inc. shareholders	4,313.4	4,512.2
Non-controlling interest	0.0	0.0
Total equity	4,313.4	4,512.2
Total liabilities and equity	6,330.3	6,326.7
Reportable Legal Entities | Guarantor subsidiaries
Current assets:
Cash and cash equivalents	24.9	29.5	28.0
Trade and other receivables	10.2	3.0
Inventories	109.0	125.0
Other financial assets	(0.5)	5.0
Other assets	89.1	85.1
Assets held for sale	123.2	0.0
Intercompany receivables	125.9	152.1
Current assets	481.8	399.7
Non-current assets:
Property, plant and equipment	3,556.5	3,572.5
Investment in associates	177.1	203.6
Other financial assets	4.7	3.3
Deferred income tax assets	14.7	50.0
Goodwill and intangibles	409.1	434.4
Other assets	44.5	39.5
Intercompany receivables	0.0	0.0
Total assets	4,688.4	4,703.0
Current liabilities:
Trade and other payables	191.5	176.1
Income taxes payable	87.0	0.0
Other financial liabilities	56.8	71.4
Other provisions and liabilities	11.6	12.6
Liabilities relating to assets held for sale (Note 6(a))	1.1	0.0
Intercompany payables	7.5	20.8
Current liabilities	355.5	280.9
Non-current liabilities:
Long-term debt	1.9	1.6
Decommissioning, restoration and similar liabilities	185.9	123.8
Deferred tax liabilities	553.8	579.8
Other financial liabilities	38.7	52.5
Other provisions and liabilities	70.4	54.1
Intercompany payables	115.6	104.9
Total liabilities	1,321.8	1,197.6
Equity
Equity attributable to Yamana Gold Inc. shareholders	3,366.6	3,505.4
Non-controlling interest	0.0	0.0
Total equity	3,366.6	3,505.4
Total liabilities and equity	4,688.4	4,703.0
Reportable Legal Entities | Non-guarantors
Current assets:
Cash and cash equivalents	25.8	32.8	26.0
Trade and other receivables	4.0	1.9
Inventories	42.7	118.6
Other financial assets	11.1	4.9
Other assets	27.2	60.9
Assets held for sale	232.6	0.0
Intercompany receivables	19.1	18.6
Current assets	362.5	237.7
Non-current assets:
Property, plant and equipment	3,678.8	3,970.7
Investment in associates	0.0	0.0
Other financial assets	4.1	3.3
Deferred income tax assets	10.1	21.2
Goodwill and intangibles	5.6	8.6
Other assets	46.3	9.7
Intercompany receivables	0.0	0.0
Total assets	4,107.4	4,251.2
Current liabilities:
Trade and other payables	104.2	121.5
Income taxes payable	4.8	4.8
Other financial liabilities	24.9	3.1
Other provisions and liabilities	44.1	43.2
Liabilities relating to assets held for sale (Note 6(a))	82.6	0.0
Intercompany payables	185.2	72.0
Current liabilities	445.8	244.6
Non-current liabilities:
Long-term debt	72.6	0.0
Decommissioning, restoration and similar liabilities	72.3	98.4
Deferred tax liabilities	587.8	919.3
Other financial liabilities	26.0	7.5
Other provisions and liabilities	226.2	308.2
Intercompany payables	1,370.8	1,214.0
Total liabilities	2,801.5	2,792.0
Equity
Equity attributable to Yamana Gold Inc. shareholders	1,287.2	1,440.5
Non-controlling interest	18.7	18.7
Total equity	1,305.9	1,459.2
Total liabilities and equity	4,107.4	4,251.2
Eliminations and reclassifications
Current assets:
Cash and cash equivalents	0.0	0.0	$ 0.0
Trade and other receivables	0.0	0.0
Inventories	0.0	0.0
Other financial assets	0.0	0.0
Other assets	0.0	0.0
Assets held for sale	0.0	0.0
Intercompany receivables	(145.0)	(156.0)
Current assets	(145.0)	(156.0)
Non-current assets:
Property, plant and equipment	0.0	0.0
Investment in associates	(4,731.4)	(5,004.3)
Other financial assets	0.0	0.0
Deferred income tax assets	0.0	0.0
Goodwill and intangibles	0.0	0.0
Other assets	0.0	0.0
Intercompany receivables	(1,486.4)	(1,318.9)
Total assets	(6,362.8)	(6,479.2)
Current liabilities:
Trade and other payables	0.0	0.0
Income taxes payable	0.0	0.0
Other financial liabilities	0.0	0.0
Other provisions and liabilities	0.0	0.0
Liabilities relating to assets held for sale (Note 6(a))	0.0	0.0
Intercompany payables	(337.8)	(263.5)
Current liabilities	(337.8)	(263.5)
Non-current liabilities:
Long-term debt	0.0	0.0
Decommissioning, restoration and similar liabilities	0.0	0.0
Deferred tax liabilities	0.0	0.0
Other financial liabilities	0.0	0.0
Other provisions and liabilities	0.0	0.0
Intercompany payables	(1,486.4)	(1,318.9)
Total liabilities	(1,824.2)	(1,582.4)
Equity
Equity attributable to Yamana Gold Inc. shareholders	(4,653.8)	(4,945.9)
Non-controlling interest	115.2	49.1
Total equity	(4,538.6)	(4,896.8)
Total liabilities and equity	$ (6,362.8)	$ (6,479.2)